Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.00%
Communication services: 6.95%
Entertainment: 1.90%
Liberty Media Corp.-Liberty Formula One Class C †	241,500	$17,433,885
Live Nation Entertainment, Inc. †	88,279	5,983,551
World Wrestling Entertainment, Inc. Class A	129,400	13,867,798
		37,285,234
Interactive media & services: 3.91%
Alphabet, Inc. Class A †	334,525	35,907,913
Alphabet, Inc. Class C †	273,158	29,561,159
Meta Platforms, Inc. Class A †	46,000	11,054,720
		76,523,792
Wireless telecommunication services: 1.14%
T-Mobile U.S., Inc.	155,000	22,304,500
Consumer discretionary: 16.13%
Automobile Components: 0.64%
Mobileye Global, Inc. Class A †	332,400	12,511,536
Broadline Retail: 3.38%
Amazon.com, Inc. †	441,542	46,560,604
MercadoLibre, Inc. †	15,434	19,716,780
		66,277,384
Hotels, restaurants & leisure: 2.01%
Chipotle Mexican Grill, Inc. †	7,416	15,333,470
Hilton Worldwide Holdings, Inc.	167,338	24,100,019
		39,433,489
Specialty retail: 5.54%
AutoZone, Inc. †	18,700	49,803,897
Five Below, Inc. †	18,133	3,578,729
Tractor Supply Co.	121,565	28,981,096
Ulta Beauty, Inc. †	47,528	26,208,365
		108,572,087
Textiles, apparel & luxury goods: 4.56%
Crocs, Inc. †	198,000	24,486,660
Deckers Outdoor Corp. †	89,358	42,832,864
Lululemon Athletica, Inc. †	58,166	22,099,008
		89,418,532
Consumer staples: 1.12%
Beverages: 1.12%
Monster Beverage Corp. †	393,500	22,036,000
See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 1

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Financials: 13.96%
Capital markets: 4.98%
MarketAxess Holdings, Inc.	52,581	$16,740,213
MSCI, Inc.	36,487	17,603,153
S&P Global, Inc.	79,500	28,825,110
Tradeweb Markets, Inc. Class A	490,310	34,522,727
		97,691,203
Financial Services: 7.50%
Mastercard, Inc. Class A	269,379	102,372,101
PayPal Holdings, Inc. †	77,565	5,894,940
Visa, Inc. Class A	166,600	38,772,818
		147,039,859
Insurance: 1.48%
Kinsale Capital Group, Inc.	52,421	17,126,465
Progressive Corp.	86,874	11,849,614
		28,976,079
Health care: 14.81%
Biotechnology: 5.03%
Argenx SE ADR †	41,414	16,063,662
BioMarin Pharmaceutical, Inc. †	125,170	12,021,327
Exact Sciences Corp. †	211,100	13,525,177
Karuna Therapeutics, Inc. †	34,100	6,766,804
Sarepta Therapeutics, Inc. †	132,000	16,205,640
Vertex Pharmaceuticals, Inc. †	99,821	34,012,009
		98,594,619
Health care equipment & supplies: 7.08%
Boston Scientific Corp. †	500,492	26,085,643
Dexcom, Inc. †	133,900	16,247,426
Hologic, Inc. †	175,300	15,077,553
Inspire Medical Systems, Inc. †	40,000	10,705,200
Insulet Corp. †	79,649	25,331,568
Penumbra, Inc. †	90,878	25,820,257
Shockwave Medical, Inc. †	67,500	19,585,800
		138,853,447
Health care providers & services: 0.98%
Humana, Inc.	36,086	19,143,262
Health care technology: 0.90%
Veeva Systems, Inc. Class A †	97,894	17,530,858
Life sciences tools & services: 0.82%
Agilent Technologies, Inc.	103,074	13,959,312
Repligen Corp. †	13,873	2,103,563
		16,062,875
See accompanying notes to portfolio of investments
2 | Allspring Premier Large Company Growth Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Industrials: 8.84%
Aerospace & defense: 1.93%
HEICO Corp.	224,769	$37,905,044
Building products: 0.71%
Advanced Drainage Systems, Inc.	14,475	1,240,797
Trex Co., Inc. †	233,400	12,757,644
		13,998,441
Commercial services & supplies: 0.84%
Copart, Inc. †	208,674	16,495,680
Construction & engineering: 1.94%
Quanta Services, Inc.	125,500	21,289,820
WillScot Mobile Mini Holdings Corp. †	366,400	16,634,560
		37,924,380
Ground Transportation: 1.04%
JB Hunt Transport Services, Inc.	28,771	5,043,268
Uber Technologies, Inc. †	493,700	15,329,385
		20,372,653
Machinery: 1.06%
Fortive Corp.	327,554	20,665,382
Professional services: 1.32%
CoStar Group, Inc. †	195,500	15,043,725
Paycom Software, Inc. †	37,200	10,801,764
		25,845,489
Information technology: 35.46%
Communications equipment: 0.85%
Arista Networks, Inc. †	104,325	16,708,692
Electronic equipment, instruments & components: 1.39%
Keysight Technologies, Inc. †	85,462	12,361,224
Teledyne Technologies, Inc. †	35,800	14,835,520
		27,196,744
IT services: 0.64%
MongoDB, Inc. †	51,700	12,405,932
Semiconductors & semiconductor equipment: 8.36%
Advanced Micro Devices, Inc. †	280,100	25,032,537
Allegro MicroSystems, Inc. †	211,634	7,570,148
Microchip Technology, Inc.	432,927	31,599,342
Monolithic Power Systems, Inc.	65,709	30,355,587
NVIDIA Corp.	238,685	66,232,700
NXP Semiconductors NV	18,585	3,043,108
		163,833,422
See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 3

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Software: 19.39%
Dynatrace, Inc. †	604,876	$25,574,157
Fair Isaac Corp. †	27,676	20,146,744
Five9, Inc. †	174,210	11,295,777
Fortinet, Inc. †	222,000	13,997,100
Intuit, Inc.	65,433	29,048,981
Microsoft Corp.	647,970	199,095,262
Oracle Corp.	298,100	28,236,032
Palo Alto Networks, Inc. †	145,494	26,546,835
ServiceNow, Inc. †	56,865	26,124,918
		380,065,806
Technology hardware, storage & peripherals: 4.83%
Apple, Inc.	558,238	94,721,824
Materials: 1.73%
Chemicals: 1.73%
Linde PLC	91,855	33,935,830
Total common stocks (Cost $1,310,528,235)		1,940,330,075

		Yield
Short-term investments: 1.42%
Investment companies: 1.42%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	27,853,226	27,853,226
Total short-term investments (Cost $27,853,226)				27,853,226
Total investments in securities (Cost $1,338,381,461)	100.42%			1,968,183,301
Other assets and liabilities, net	(0.42)			(8,153,556)
Total net assets	100.00%			$1,960,029,745

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
4 | Allspring Premier Large Company Growth Fund

Portfolio of investments—April 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,233,380	$401,015,373	$(387,395,527)	$0	$0	$27,853,226	27,853,226	$513,371
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	17,190,075	(17,191,185)	1,110	0	0	0	53,155 [1]
				$1,110	$0	$27,853,226		$566,526

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 5

Notes to portfolio of investments—April 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Premier Large Company Growth Fund

Notes to portfolio of investments—April 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$136,113,526	$0	$0	$136,113,526
Consumer discretionary	316,213,028	0	0	316,213,028
Consumer staples	22,036,000	0	0	22,036,000
Financials	273,707,141	0	0	273,707,141
Health care	290,185,061	0	0	290,185,061
Industrials	173,207,069	0	0	173,207,069
Information technology	694,932,420	0	0	694,932,420
Materials	33,935,830	0	0	33,935,830
Short-term investments
Investment companies	27,853,226	0	0	27,853,226
Total assets	$1,968,183,301	$0	$0	$1,968,183,301
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Premier Large Company Growth Fund | 7